Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 7,741,386	$ 5,480,826	$ 2,797,288
Top client
Disaggregation of Revenue [Line Items]
Revenue	683,546	441,173	337,904
Clients 2-5
Disaggregation of Revenue [Line Items]
Revenue	1,506,087	1,291,946	754,906
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	1,112,636	752,325	350,865
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	1,585,739	1,077,073	501,643
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 2,853,378	$ 1,918,309	$ 851,970